Investment Strategy	Sep. 26, 2025
ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to track the performance of the Underlying Index, which is designed to reflect a global merger arbitrage strategy. The most common approach to merger arbitrage, and the approach the Underlying Index (and by extension the Fund) reflects, is to seek to capture the difference (the "spread") between the price at which the stock of a target company in a publicly announced merger, takeover, tender offer, or leveraged buy-out (the "Target") trades after the announcement of the acquisition and the price the acquiring company (the "Acquirer") has agreed to pay for the stock of the Target.

The Underlying Index is rebalanced and reconstituted twice per month. The Fund reconstitutes and rebalances on the same schedule as the Underlying Index. The Fund's investment adviser, Water Island Capital, LLC (the "Adviser"), generally expects the Underlying Index to include between 30-50 Targets at each reconstitution. To gain exposure to the Underlying Index, the Fund will establish long positions in shares of the Target stocks. When the terms of a transaction call for the exchange of an Acquirer's common stock, the Underlying Index, as a result of the index methodology, will include short exposure in the Acquirer's stock at the deal's exchange ratio. This short exposure is designed to lock in the current deal spread, and to hedge against the risk of a decline in the deal value as a result of a decline in the value of the Acquirer's stock. The Fund may invest in derivatives, such as swaps, to obtain exposure to long and short constituents of the Underlying Index.

The Underlying Index is comprised of securities of United States ("U.S.") and foreign companies of any market capitalization, which may from time to time include small and medium capitalization companies. The Underlying Index is calculated in U.S. dollars. The Underlying Index hedges against fluctuations in the relative value of foreign currencies against the U.S. dollar. The Fund uses forward currency or futures contracts to effectuate these hedges in the Underlying Index. The amount of forward and futures contracts held by the Fund is based on the aggregate exposure of the Fund to each currency.

The Underlying Index may also include an allocation to cash-like instruments, such as money market and similar cash management funds and ultra short-term bond exchange-traded funds ("ETFs"). In addition, when a transaction closes, any allocation in the Underlying Index to the securities of the Target and/or Acquirer will be reallocated to such instruments. The Underlying Index generally only allocates to cash when there are an insufficient number of Targets for inclusion in the Underlying Index and when a transaction represented by a Target in the Underlying Index has been consummated or abandoned. Accordingly, cash allocations in the Underlying Index and Fund are generally removed as part of each Underlying Index reconstitution, though cash allocations may continue to be included if there are an insufficient number of Targets.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in the constituents of the Underlying Index and in financial instruments with economic characteristics similar to such constituents, such as swaps on such constituents. Although the Fund expects to replicate (or hold all components of) the Underlying Index, the Fund reserves the right to use representative sampling to track the Underlying Index. The Fund may invest up to 20% of its net assets in instruments that are not included in the Underlying Index, but that the Adviser believes will help the Fund track the Underlying Index. The Fund may also invest in financial instruments, including swap agreements, futures contracts, ETFs, and options on securities or equity securities indices. With respect to derivatives, the Fund will invest principally in swaps and forward contracts on foreign currencies. The Fund will invest in other funds, such as money market and similar cash management funds and ultra short-term bond ETFs, only to reflect cash allocations by the Underlying Index.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of August 30, 2025, the Underlying Index included 49 long positions and 16 short positions in companies with market capitalizations of between $280 million and $62 billion.

The Underlying Index was developed by Water Island Indices LLC (the "Index Provider"), an affiliate of the Adviser. The Index Calculation Agent is Solactive AG, which is not affiliated with the Index Provider, the Fund, or the Adviser. The Index Calculation Agent provides information to the Fund about the constituents of the Underlying Index and does not provide investment advice with respect to the desirability of investing in, purchasing or selling securities.

ALTSHARES EVENT-DRIVEN ETF | ALTSHARES EVENT-DRIVEN ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its investment objective, the Fund employs a "long/short" event-driven strategy, which seeks to profit by investing, long and/or short, in the equity and debt securities of companies whose prices Water Island Capital, LLC (the "Adviser") believes are or will be impacted by a publicly announced or anticipated corporate event. The strategy may invest both long and short across various industries/sectors, market capitalizations, and credit qualities, and in both U.S. and foreign securities, seeking what the Adviser believes are the most favorable event opportunities across the globe. By focusing on event opportunities, the Adviser aims to generate a return profile that is more correlated to the outcomes of each idiosyncratic event rather than the overall direction of broader equity and credit markets.

Corporate events may take the form of "hard" catalysts or "soft" catalysts as described below. The Fund may invest in both hard and soft catalysts, though under normal market conditions the Adviser expects to focus on hard catalyst events – predominantly definitive merger arbitrage investments. Other approaches to event-driven investing in which the Adviser may engage include special situations and other types of arbitrage trades, such as convertible arbitrage and capital structure arbitrage. The Fund will invest in catalysts without bias toward a company's capital structure, allowing the Fund to position its investments in both equity and credit instruments, selecting whichever security the Adviser believes offers the greatest reward-to-risk ratio for a given event opportunity.

Hard Catalysts: Investment opportunities predicated on hard catalysts tend to be characterized by more definitive outcomes, shorter timelines, and lower levels of volatility. The most common example of a hard catalyst is definitive, publicly announced mergers and acquisitions ("M&A") whereby a legally binding merger agreement is in place, but hard catalysts may also take other forms including, but not limited to, Dutch tenders (whereby an offer is made to purchase securities within a given price range through an auction structure, wherein shareholders are invited to sell shares over a specific time period by specifying the lowest price within the range that they will accept), yield-to-call opportunities (whereby a company or other entity's callable bonds are purchased and held until the next anticipated call date, at which point they may be redeemed prior to maturity), and spin-offs (pre-completion, whereby a company has announced its intent to separate its business into two or more separately traded independent entities, which may be able to unlock more shareholder value on a standalone rather than combined basis).

Soft Catalysts: Investment opportunities predicated on soft catalysts tend to be characterized by less certain outcomes, longer timelines, and greater levels of risk – though also commensurate greater potential reward. Examples of soft catalysts include a broad range of events spurred by company-specific, industry-wide, or broad economic conditions such as speculated M&A (whereby certain M&A are anticipated, rumored or in negotiations but are not yet definitive), asset sales, spin-offs (post-completion, whereby a company has completed the separation of its business into two or more separately traded independent entities), turnaround plans, management changes, activist campaigns, transformational M&A (post-completion), corporate levering/de-levering, credit refinancings, recapitalizations, restructurings, and other corporate reorganizations and re-rating opportunities.

The Adviser generally engages in active and frequent trading of portfolio securities to achieve the Fund's principal investment objective. The Adviser generally seeks to maintain a fully invested portfolio; however, for various reasons, there may be times when the Fund may hold a significant portion of its assets in cash or cash equivalents, including money market and similar cash management funds, money market instruments such as Treasury bills, and other short-term or temporary investments. Such instances may occur for defensive purposes in response to adverse market, economic, political, or other conditions; to preserve the Fund's ability to capitalize quickly on new market opportunities; because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments; or for other reasons, such as after a period in which several catalysts held by the Fund close in a similar timeframe, yet before capital is redeployed to other opportunities.

In addition, the Fund will hold a higher percentage of its assets in long positions (i.e., the Fund will be "net long"). The Fund's net long exposure may exceed 100% of the Fund's net assets.

The Fund may maintain long and short positions through the use of derivative instruments, including swap agreements, options, futures, and forward contracts, without investing directly in the underlying asset. The Fund may use derivative instruments to attempt to both increase the return of the Fund and hedge (protect) the value of the Fund's assets. Investments in derivative instruments may have the economic effect of creating financial leverage in the Fund's portfolio because such investments may give rise to exposures that exceed the Fund's total assets and may result in losses that exceed the amount the Fund invested. Financial leverage will magnify, sometimes significantly, the Fund's exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund's portfolio. The Fund may invest in convertible and non-convertible debt securities, including high yield debt securities, also known as "junk bonds." Furthermore, the Fund may invest in exchange-traded funds ("ETFs").

The Fund is not limited with respect to issuer, geography, market capitalization, credit quality, sector or industry. The Fund is non-diversified, which means that it may invest a greater portion of its assets in one or a limited number of issuers and may invest overall in a smaller number of issuers than a diversified fund.